Equity-Based Compensation	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025
Equity [Abstract]
Equity-Based Compensation
19.
Equity-Based Compensation

Pre-IPO Equity-Based Compensation

The Company accounts for equity grants to employees as equity-based compensation under ASC 718. The incentive units granted to employees are incentive units of Forgent Parent I LP, Forgent Parent II LP, and Forgent Parent III LP. Incentive units contain various vesting provisions, as defined in the unit agreements. Incentive units also vest upon certain performance criteria as defined in the unit agreement. Vested units do not forfeit upon termination and represent a residual interest in a partnership. Holders of the incentive units are entitled to distributions on vested awards in accordance with their respective distribution waterfall. Equity-based compensation cost is measured at the grant date fair value and is recognized on a straight-line basis over the requisite service period, including those units with graded vesting with a corresponding credit to member’s equity as a capital contribution. The incentive units issued to employees are measured at fair value on the grant date using an option pricing model. The Company utilizes the estimated weighted average of the expected fund life dependent on various exit scenarios to estimate the expected term of the awards. Expected volatility is based on the average of historical and implied volatility of a set of comparable companies, adjusted for size and leverage. The risk-free rates are based on the yields of U.S. Treasury instruments with comparable terms. Actual results may vary depending on the assumptions applied within the model.

During the three and nine months ended March 31, 2026, the Company recognized $2.0 million and $4.2 million, respectively, in equity-based compensation. During the three and nine months ended March 31, 2025, the Company recorded $0.4 million and $1.3 million, respectively, in equity-based compensation. As of March 31, 2026, the Company had $18.7 million of unrecognized compensation costs which are expected to be recognized over a weighted average period of 1.8 years. For the three and nine months ended March 31, 2026 and 2025, forfeitures were immaterial.

Restricted Stock Units

In February 2026, the Company's then-existing stockholder approved the 2026 Incentive Award Plan (the “Incentive Plan”), which became effective in connection with the IPO. The Incentive Plan is administered by the Compensation Committee. The Company's board of directors has the authority to amend and modify the Incentive Plan, subject to any stockholder approval. Under the Incentive Plan, the Company can issue restricted stock units (“RSUs”) to certain of its directors, officers, and employees. These RSUs generally vest annually over one to three years.

The following table summarizes the RSU activity for the three months ended March 31, 2026 (in thousands, except per share amounts):

	Restricted Stock Units	Weighted Average Price
Outstanding at beginning of period	—	$—
Granted	682,685	$27.16
Exercised	—	$—
Forfeited	—	$—
Vested	—	$—
Outstanding at end of period	682,685	$27.16

For the three months ended March 31, 2026, the Company recognized $1.4 million in RSU-related compensation. As of March 31, 2026, the Company had $17.2 million of unrecognized RSU compensation costs, which is expected to be recognized over a weighted-average period of 2.5 years.

17.
Equity-Based Compensation

The Company accounts for equity grants to employees as equity-based compensation under ASC 718. The incentive units granted to employees are incentive units of Forgent Parent I, Forgent Parent II and Forgent Parent III. Incentive units contain various vesting provisions, as defined in the unit agreements. Incentive units also vest upon certain performance criteria as defined in the unit agreement. Vested units do not forfeit upon termination and represent a residual interest in a partnership. Holders of the incentive units are entitled to distributions on vested awards in accordance with their respective distribution waterfall. Equity-based compensation cost is measured at the grant date fair value and is recognized on a straight-line basis over the requisite service period, including those units with graded vesting with a corresponding credit to member’s equity as a capital contribution. Vesting related to the portion of incentive units with performance vesting and those which vest upon a sale are not considered probable at the reporting date. As such, no compensation expense will be recognized until vesting is probable. However, the amount of equity-based compensation at any date is equal to the portion of the grant date value of the award that is vested.

The incentive units issued to employees are measured at fair value on the grant date using an option pricing model. The Company utilizes the estimated weighted average of the expected fund life dependent on various exit scenarios to estimate the expected term of the awards. Expected volatility is based on the average of historical and implied volatility of a set of comparable companies, adjusted for size and leverage. The risk-free rates are based on the yields of U.S. Treasury instruments with comparable terms. Actual results may vary depending on the assumptions applied within the model.

From Inception through June 30, 2024 and the year ended June 30, 2025 (Successor), the Company recognized $0.7 million and $1.8 million, respectively in equity-based compensation. As of June 30, 2025, the Company had $7.6 million of unrecognized compensation costs which is expected to be recognized over a weighted average period of 3.8 years. From Inception through June 30, 2024 there were no forfeitures and for the year ended June 30, 2025, forfeitures were immaterial.